Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
January 31, 2026
EMD-NPRT1-0426
1.931229.114
Common Stocks - 98.5%
	Shares	Value ($)
BRAZIL - 6.4%
Consumer Discretionary - 1.9%
Diversified Consumer Services - 0.7%
Afya Ltd Class A (d)	658,659	9,906,231
Specialty Retail - 1.2%
Vibra Energia SA	2,714,348	14,833,434
TOTAL CONSUMER DISCRETIONARY		24,739,665
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
PRIO SA/Brazil (c)	1,664,760	16,129,611
Financials - 1.0%
Insurance - 1.0%
Caixa Seguridade Participacoes S/A	3,989,390	13,121,722
Health Care - 1.0%
Pharmaceuticals - 1.0%
Hypera SA	2,802,359	13,424,060
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
Orizon Valorizacao de Residuos SA (c)	1,159,280	16,397,663
Utilities - 0.1%
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	57,969	1,555,533
TOTAL BRAZIL		85,368,254
CHILE - 1.1%
Financials - 1.1%
Banks - 1.1%
Banco de Chile ADR	330,729	14,429,706
CHINA - 16.5%
Communication Services - 1.4%
Entertainment - 1.1%
DouYu International Holdings Ltd ADR	609,903	3,885,082
Tencent Music Entertainment Group Class A ADR	639,830	10,736,348
		14,621,430
Interactive Media & Services - 0.3%
Tongdao Liepin Group (b)	11,740,997	5,666,025
TOTAL COMMUNICATION SERVICES		20,287,455
Consumer Discretionary - 2.5%
Diversified Consumer Services - 1.0%
TAL Education Group Class A ADR (c)	1,088,170	13,819,759
Household Durables - 0.4%
Chervon Holdings Ltd	1,640,600	5,069,582
Textiles, Apparel & Luxury Goods - 1.1%
Li Ning Co Ltd	5,373,190	14,058,705
TOTAL CONSUMER DISCRETIONARY		32,948,046
Consumer Staples - 2.5%
Beverages - 2.5%
China Resources Beer Holdings Co Ltd	3,200,583	10,742,219
Eastroc Beverage Group Co Ltd (e)	408,900	13,111,697
Tsingtao Brewery Co Ltd H Shares	1,445,536	9,155,684
TOTAL CONSUMER STAPLES		33,009,600
Financials - 0.9%
Financial Services - 0.9%
Far East Horizon Ltd	13,429,244	13,425,634
Health Care - 1.7%
Biotechnology - 0.8%
Zai Lab Ltd (c)(d)	6,215,460	10,333,216
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (a)(b)	2,456,970	12,140,019
TOTAL HEALTH CARE		22,473,235
Industrials - 5.3%
Construction & Engineering - 0.4%
Sinopec Engineering Group Co Ltd H Shares	6,288,672	5,989,135
Electrical Equipment - 0.9%
Hongfa Technology Co Ltd A Shares (China)	2,909,340	12,032,010
Machinery - 4.0%
Airtac International Group	402,330	14,530,531
Sany Heavy Equipment International Holdings Co Ltd	8,958,910	13,795,994
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,125,197	12,079,470
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,512,020	12,223,616
		52,629,611
TOTAL INDUSTRIALS		70,650,756
Materials - 2.2%
Metals & Mining - 2.2%
Chuangxin Industries Holdings Ltd H Shares	3,888,393	12,443,495
MMG Ltd (c)	12,708,700	16,739,740
TOTAL MATERIALS		29,183,235
TOTAL CHINA		221,977,961
FRANCE - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz SA	55,940	12,034,989
GEORGIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Lion Finance Group PLC	98,356	13,579,670
GREECE - 0.8%
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Athens International Airport SA	855,030	11,483,066
HUNGARY - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	386,615	12,939,926
INDIA - 10.9%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Eicher Motors Ltd	160,993	12,505,427
Financials - 2.7%
Consumer Finance - 1.9%
Manappuram Finance Ltd	4,002,133	12,424,010
Shriram Finance Ltd	1,159,425	12,897,392
		25,321,402
Insurance - 0.8%
HDFC Life Insurance Co Ltd (a)(b)	1,382,320	11,020,088
TOTAL FINANCIALS		36,341,490
Health Care - 2.1%
Health Care Providers & Services - 1.1%
Max Healthcare Institute Ltd	1,464,990	15,286,741
Pharmaceuticals - 1.0%
Torrent Pharmaceuticals Ltd	298,968	12,914,176
TOTAL HEALTH CARE		28,200,917
Industrials - 4.0%
Aerospace & Defense - 2.1%
Bharat Electronics Ltd	2,830,023	13,857,835
Hindustan Aeronautics Ltd (b)	259,510	13,073,707
		26,931,542
Air Freight & Logistics - 1.0%
Delhivery Ltd (c)	2,824,340	13,027,620
Professional Services - 0.9%
Computer Age Management Services Ltd	1,654,000	12,537,491
TOTAL INDUSTRIALS		52,496,653
Materials - 0.4%
Construction Materials - 0.4%
Deccan Cements Ltd (g)	721,239	4,961,694
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Oberoi Realty Ltd	698,290	11,353,857
TOTAL INDIA		145,860,038
INDONESIA - 2.9%
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 0.9%
Sumber Alfaria Trijaya Tbk PT	113,140,330	11,772,679
Food Products - 1.0%
First Resources Ltd (d)	8,009,541	13,474,112
TOTAL CONSUMER STAPLES		25,246,791
Financials - 1.0%
Banks - 1.0%
Bank Syariah Indonesia Tbk PT	100,834,960	13,530,480
TOTAL INDONESIA		38,777,271
KOREA (SOUTH) - 11.3%
Consumer Discretionary - 1.7%
Household Durables - 0.9%
Coway Co Ltd (c)	207,219	11,912,668
Textiles, Apparel & Luxury Goods - 0.8%
Misto Holdings Corp	349,485	11,310,389
TOTAL CONSUMER DISCRETIONARY		23,223,057
Consumer Staples - 0.9%
Tobacco - 0.9%
KT&G Corp	124,620	13,220,253
Financials - 3.4%
Banks - 1.4%
Woori Financial Group Inc	875,890	18,263,682
Insurance - 2.0%
DB Insurance Co Ltd	160,235	15,750,354
Hyundai Marine & Fire Insurance Co Ltd (c)	542,309	10,522,977
Seoul Guarantee Insurance Co	19,476	669,906
		26,943,237
TOTAL FINANCIALS		45,206,919
Industrials - 1.5%
Aerospace & Defense - 1.4%
Korea Aerospace Industries Ltd	166,139	19,273,879
Professional Services - 0.1%
NICE Information Service Co Ltd	58,902	703,626
TOTAL INDUSTRIALS		19,977,505
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
HPSP Co Ltd	506,540	16,236,040
Materials - 2.6%
Chemicals - 2.6%
Hansol Chemical Co Ltd	74,388	14,485,542
Soulbrain Co Ltd	58,867	19,822,110
TOTAL MATERIALS		34,307,652
TOTAL KOREA (SOUTH)		152,171,426
MEXICO - 4.7%
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV Series B	163,528	2,944,645
Financials - 2.0%
Banks - 1.2%
Regional SAB de CV	1,594,622	14,232,613
Insurance - 0.8%
Qualitas Controladora SAB de CV (d)	1,220,563	11,384,285
TOTAL FINANCIALS		25,616,898
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	926,780	13,488,584
Real Estate - 1.5%
Diversified REITs - 0.7%
Fibra Uno Administracion SA de CV	6,208,936	9,656,608
Industrial REITs - 0.8%
FIBRA Macquarie Mexico (a)(d)	5,190,385	10,793,007
TOTAL REAL ESTATE		20,449,615
TOTAL MEXICO		62,499,742
PANAMA - 1.0%
Industrials - 1.0%
Passenger Airlines - 1.0%
Copa Holdings SA Class A	97,420	13,288,088
PERU - 1.0%
Financials - 1.0%
Banks - 1.0%
Credicorp Ltd	38,140	13,609,496
PHILIPPINES - 2.1%
Industrials - 1.0%
Transportation Infrastructure - 1.0%
International Container Terminal Services Inc	1,245,840	13,574,259
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Robinsons Land Corp	46,174,079	14,183,900
TOTAL PHILIPPINES		27,758,159
POLAND - 4.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Allegro.eu SA (a)(b)(c)	1,767,880	14,539,109
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Dino Polska SA (a)(b)(c)	1,190,140	12,584,733
Financials - 1.0%
Banks - 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	524,150	13,657,700
Industrials - 1.1%
Professional Services - 1.1%
Benefit Systems SA (c)	13,107	14,165,742
TOTAL POLAND		54,947,284
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
T-Tekhnologii MKPAO Class A GDR (Russia) (b)(c)(f)	59,253	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (c)(f)	67,346	0
TOTAL RUSSIA		0
SAUDI ARABIA - 3.0%
Financials - 1.1%
Insurance - 1.1%
Bupa Arabia for Cooperative Insurance Co	338,181	14,877,186
Industrials - 1.9%
Commercial Services & Supplies - 0.8%
Catrion Catering Holding Co	516,270	11,156,233
Electrical Equipment - 1.1%
Electrical Industries Co	4,002,320	14,597,739
TOTAL INDUSTRIALS		25,753,972
TOTAL SAUDI ARABIA		40,631,158
SOUTH AFRICA - 1.9%
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,369,466	13,515,093
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Bidvest Group Ltd	797,407	11,538,220
TOTAL SOUTH AFRICA		25,053,313
TAIWAN - 20.2%
Communication Services - 0.9%
Entertainment - 0.9%
International Games System Co Ltd	540,980	12,271,239
Consumer Discretionary - 2.8%
Broadline Retail - 0.9%
Poya International Co Ltd	975,098	12,233,132
Household Durables - 1.0%
Nien Made Enterprise Co Ltd	991,270	13,409,545
Textiles, Apparel & Luxury Goods - 0.9%
Makalot Industrial Co Ltd	1,210,008	11,710,991
TOTAL CONSUMER DISCRETIONARY		37,353,668
Industrials - 2.8%
Construction & Engineering - 0.9%
Acter Group Corp Ltd	600,570	11,986,666
Electrical Equipment - 1.9%
Bizlink Holding Inc	370,781	15,270,562
Voltronic Power Technology Corp	400,460	10,821,872
		26,092,434
TOTAL INDUSTRIALS		38,079,100
Information Technology - 13.7%
Electronic Equipment, Instruments & Components - 5.6%
Chroma ATE Inc	590,760	18,341,353
E Ink Holdings Inc	2,350,500	13,031,442
Unimicron Technology Corp	2,183,427	26,181,756
Yageo Corp	1,961,000	17,239,902
		74,794,453
Semiconductors & Semiconductor Equipment - 5.8%
ASPEED Technology Inc	68,000	19,130,049
eMemory Technology Inc	271,230	15,724,724
King Yuan Electronics Co Ltd	1,841,310	17,266,839
Nanya Technology Corp (c)	2,402,210	24,847,824
		76,969,436
Technology Hardware, Storage & Peripherals - 2.3%
Advantech Co Ltd	1,545,530	14,664,541
Innodisk Corp	671,237	16,884,593
		31,549,134
TOTAL INFORMATION TECHNOLOGY		183,313,023
TOTAL TAIWAN		271,017,030
TURKEY - 3.3%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(b)	11,937,794	13,270,011
Financials - 1.1%
Banks - 1.1%
Akbank TAS	6,996,880	14,955,274
Industrials - 1.2%
Aerospace & Defense - 1.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,270,600	15,833,685
TOTAL TURKEY		44,058,970
UNITED ARAB EMIRATES - 1.8%
Energy - 1.0%
Energy Equipment & Services - 1.0%
ADNOC Drilling Co PJSC	8,569,750	12,437,513
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aldar Properties PJSC	4,349,241	11,357,174
TOTAL UNITED ARAB EMIRATES		23,794,687
UNITED STATES - 0.9%
Financials - 0.9%
Consumer Finance - 0.9%
FirstCash Holdings Inc	74,850	12,761,925
VIETNAM - 1.9%
Financials - 0.9%
Banks - 0.9%
Bank for Foreign Trade of Vietnam JSC	4,551,880	12,372,577
Information Technology - 1.0%
IT Services - 1.0%
FPT Corp	3,102,701	12,500,762
TOTAL VIETNAM		24,873,339
TOTAL COMMON STOCKS (Cost $987,763,628)		1,322,915,498

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	38,872,832	38,880,606
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	8,277,748	8,278,576
TOTAL MONEY MARKET FUNDS (Cost $47,159,182)			47,159,182

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,034,922,810)	1,370,074,680
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(27,163,063)
NET ASSETS - 100.0%	1,342,911,617

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,346,967 or 5.5% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $82,293,692 or 6.1% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,111,697 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Level 3 security.
(g)	Affiliated company.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Eastroc Beverage Group Co Ltd	8/2/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,726,745	230,220,071	228,066,197	242,910	(13)	-	38,880,606	38,872,832	0.1%
Fidelity Securities Lending Cash Central Fund	11,116,449	11,368,816	14,206,740	6,619	51	-	8,278,576	8,277,748	0.0%
Total	47,843,194	241,588,887	242,272,937	249,529	38	-	47,159,182

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Deccan Cements Ltd	8,082,397	237,343	-	-	-	(3,358,046)	4,961,694	721,239
Total	8,082,397	237,343	-	-	-	(3,358,046)	4,961,694

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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